Supplemental Cash Flow Information (Non-Cash Investing and Financing Activities) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Supplemental Cash Flow Information [Abstract]
Retirement of fully depreciated assets	$ 64,420	$ 55,427	$ 77,249
Dividends declared but not paid	$ 15,625	$ 13,511	$ 11,948